Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Alphabet Daily Target ETF
Class Name	T-REX 2X Long Alphabet Daily Target ETF
Trading Symbol	GOOX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Alphabet Daily Target ETF for the period of January 11, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.rexshares.com/goox/. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/goox/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Alphabet Daily Target ETF	$ 61.34¹	1.05%²

¹ Costs are for the period of January 11, 2024 to June 30, 2024. Costs for a full semi-annual period would be higher. ² Annualized

Expenses Paid, Amount	$ 61.34
Expense Ratio, Percent	1.05%
Net Assets	$ 6,318,000
Holdings Count | Holdings	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets (Thousands)	$ 6,318
Number of Holdings	0³
Portfolio Turnover Rate	0.00%
³ Excludes derivatives held by the Fund
Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024) Sector Breakdown
Communication Services	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash	9.70%
Derivatives	17.75%
Other Assets Net of Liabilities	72.55%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

T-REX 2X LONG APPLE DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Apple Daily Target ETF
Class Name	T-REX 2X Long Apple Daily Target ETF
Trading Symbol	AAPX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Apple Daily Target ETF for the period of January 11, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.rexshares.com/aapx/. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/aapx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Apple Daily Target ETF	$ 53.81¹	1.05%²

¹ Costs are for the period of January 11, 2024 to June 30, 2024. Costs for a full semi-annual period would be higher. ² Annualized

Expenses Paid, Amount	$ 53.81
Expense Ratio, Percent	1.05%
Net Assets	$ 8,859,000
Holdings Count | Holdings	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets (Thousands)	$ 8,859
Number of Holdings	0³
Portfolio Turnover Rate	0.00%
³ Excludes derivatives held by the Fund
Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024) Sector Breakdown
Information Technology	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash	10.54%
Derivatives	13.64%
Other Assets Net of Liabilities	75.82%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Microsoft Daily Target ETF
Class Name	T-REX 2X Long Microsoft Daily Target ETF
Trading Symbol	MSFX
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long Microsoft Daily Target ETF for the period of January 11, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.rexshares.com/msfx/. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/msfx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Microsoft Daily Target ETF	$ 56.10¹	1.05%²

¹ Costs are for the period of January 11, 2024 to June 30, 2024. Costs for a full semi-annual period would be higher. ² Annualized

Expenses Paid, Amount	$ 56.10
Expense Ratio, Percent	1.05%
Net Assets	$ 7,645,000
Holdings Count | Holdings	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets (Thousands)	$ 7,645
Number of Holdings	0³
Portfolio Turnover Rate	0.00%
³ Excludes derivatives held by the Fund
Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2024) Sector Breakdown
Information Technology	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash	10.23%
Derivatives	14.35%
Other Assets Net of Liabilities	75.42%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.